Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 15, 2023	Jul. 16, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our Named Executive Officers for the years ended on December 31, 2023 and December 31, 2022.
									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(1)(2)	Summary Compensation Table Total for PEO 2(3)	Compensation Actually Paid to PEO 2(3)(2)	Summary Compensation Table Total for PEO 3(4)	Compensation Actually Paid to PEO 3(4)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)(2)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	Net Income(7)	Adjusted EBITDA(8)
2023	$4,477,834	$301,159(9)	$2,217,300	$1,180,717(9)	$5,560,030	$3,239,960(9)	$2,512,152	$1,086,518(9)	$45.80	$47.53	$39,974,000	$173,391,000
2022	$4,712,152	$8,885,983	—	—	—	—	$1,074,313	$1,160,674	$72.71	$64.56	$127,611,000	$92,989,000
2021	$3,684,742	$2,916,141	—	—	—	—	$1,847,832	$1,795,895	$71.62	$67.78	$(327,000)	$62,857,000
(1)
The name of the Principal Executive Officer of the Company (“PEO”) that is included as PEO 1 in these columns is Jason Whitaker. On February 23, 2023, the Board made the decision to terminate Mr. Whitaker’s employment as Chief Executive Officer of the Company due to disability, effective as of March 15, 2023.

(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The name of the PEO that is included as PEO 2 in these columns is Jeffery Tolnar. On February 23, 2023, the Company appointed Jeffery Tolnar as interim Chief Executive Officer, effective immediately following Mr. Whitaker’s termination on March 15, 2023. Upon the effectiveness of Mr. Moss’s appointment as Chief Executive Officer, Jeffery Tolnar ceased serving as Interim Chief Executive Officer and resumed his position as President. Jeffery Tolnar was previously appointed as the Company’s President, effective as of December 19, 2022, and prior to serving as President was the Company’s Senior Vice President, Electric Vehicle Solutions since April 2021.

(4)	The name of the PEO that is included as PEO 3 in these columns is Brandon Moss. On June 14, 2023, the Company appointed Brandon Moss as Chief Executive Officer, effective July 17, 2023.
(5)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for the 2023 Fiscal Year, Dominic Bardos and Mehgan Peetz; (ii) for the 2022 Fiscal Year, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz and Jeffery Tolnar; and (iii) for the 2021 Fiscal Year, Mehgan Peetz and Jeffery Tolnar.

(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2023 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).
(7)	Represents the amount of net income attributable to Shoals Technologies Group, Inc. reflected in the Company’s audited GAAP financial statements for each applicable period.
(8)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our Named Executive Officers to company performance for the 2023 Fiscal Year. We define Adjusted EBITDA as net income plus (i) interest expense, net, (ii) income tax expense, (iii) depreciation expense, (iv) amortization of intangibles, (v) payable pursuant to the TRA adjustment, (vi) gain on termination of TRA, (vii) loss on debt repayment, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) COVID-19 expenses, (xi) non-recurring and other expenses, (xii), wire insulation shrinkback expenses, and (xiii) wire insulation shrinkback litigation expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

(9)
For the 2023 Fiscal Year, the ‘compensation actually paid’ to the PEOs and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2023 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$4,477,834	$2,217,300	$5,560,030	$2,512,152
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	($1,026,912)	($4,400,045)	($1,585,019)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	$329,394	$2,079,975	$508,426
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	($413,504)	—	($487,551)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	$87,584	—	$135,172
	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	($578,025)	($13,144)	—	$3,338
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	($3,598,650)	—	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	—	—	—	—
Total Adjustments	($4,176,675)	($1,036,583)	($2,320,070)	($1,425,634)

Compensation Actually Paid for the 2023 Fiscal Year	$301,159	$1,180,717	$3,239,960	$1,086,518

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The name of the Principal Executive Officer of the Company (“PEO”) that is included as PEO 1 in these columns is Jason Whitaker. On February 23, 2023, the Board made the decision to terminate Mr. Whitaker’s employment as Chief Executive Officer of the Company due to disability, effective as of March 15, 2023.

(3)
The name of the PEO that is included as PEO 2 in these columns is Jeffery Tolnar. On February 23, 2023, the Company appointed Jeffery Tolnar as interim Chief Executive Officer, effective immediately following Mr. Whitaker’s termination on March 15, 2023. Upon the effectiveness of Mr. Moss’s appointment as Chief Executive Officer, Jeffery Tolnar ceased serving as Interim Chief Executive Officer and resumed his position as President. Jeffery Tolnar was previously appointed as the Company’s President, effective as of December 19, 2022, and prior to serving as President was the Company’s Senior Vice President, Electric Vehicle Solutions since April 2021.

(4)	The name of the PEO that is included as PEO 3 in these columns is Brandon Moss. On June 14, 2023, the Company appointed Brandon Moss as Chief Executive Officer, effective July 17, 2023.
(5)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for the 2023 Fiscal Year, Dominic Bardos and Mehgan Peetz; (ii) for the 2022 Fiscal Year, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz and Jeffery Tolnar; and (iii) for the 2021 Fiscal Year, Mehgan Peetz and Jeffery Tolnar.

Peer Group Issuers, Footnote
(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2023 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).

Adjustment To PEO Compensation, Footnote
(9)
For the 2023 Fiscal Year, the ‘compensation actually paid’ to the PEOs and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2023 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$4,477,834	$2,217,300	$5,560,030	$2,512,152
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	($1,026,912)	($4,400,045)	($1,585,019)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	$329,394	$2,079,975	$508,426
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	($413,504)	—	($487,551)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	$87,584	—	$135,172
	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	($578,025)	($13,144)	—	$3,338
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	($3,598,650)	—	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	—	—	—	—
Total Adjustments	($4,176,675)	($1,036,583)	($2,320,070)	($1,425,634)

Compensation Actually Paid for the 2023 Fiscal Year	$301,159	$1,180,717	$3,239,960	$1,086,518

Non-PEO NEO Average Total Compensation Amount				$ 2,512,152	$ 1,074,313	$ 1,847,832
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,086,518	1,160,674	1,795,895
Adjustment to Non-PEO NEO Compensation Footnote
(9)
For the 2023 Fiscal Year, the ‘compensation actually paid’ to the PEOs and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2023 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$4,477,834	$2,217,300	$5,560,030	$2,512,152
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	($1,026,912)	($4,400,045)	($1,585,019)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	$329,394	$2,079,975	$508,426
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	($413,504)	—	($487,551)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	$87,584	—	$135,172
	PEO 1	PEO 2	PEO 3	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	($578,025)	($13,144)	—	$3,338
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	($3,598,650)	—	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	—	—	—	—
Total Adjustments	($4,176,675)	($1,036,583)	($2,320,070)	($1,425,634)

Compensation Actually Paid for the 2023 Fiscal Year	$301,159	$1,180,717	$3,239,960	$1,086,518

Equity Valuation Assumption Difference, Footnote
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Pay versus Performance Comparative Disclosure
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following charts describing the relationships between the information presented in the table above.
Compensation Actually Paid and Company TSR

Compensation Actually Paid vs. Net Income
Pay versus Performance Comparative Disclosure
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following charts describing the relationships between the information presented in the table above.
Compensation Actually Paid and Net Income

(1)	Fiscal Year 2022 net income includes $110.9 million non-recurring gain related to the termination of the tax receivable agreement on December 6, 2022.

Compensation Actually Paid vs. Company Selected Measure
Pay versus Performance Comparative Disclosure
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following charts describing the relationships between the information presented in the table above
Compensation Actually Paid and Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Pay versus Performance Comparative Disclosure
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following charts describing the relationships between the information presented in the table above.
Company TSR and Peer Group TSR

Tabular List, Table
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our Named Executive Officers to company performance for the 2023 Fiscal Year. The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Adjusted EBITDA
Average Gross Margin
Net Revenue CAGR
Definitions of Adjusted EBITDA and Average Gross Margin and Net Revenue CAGR are included in the sections entitled “Business Environment and Financial Results” and “2023 Fiscal Year Long-Term Incentive Equity Compensation,” respectively.

Total Shareholder Return Amount				$ 45.8	72.71	71.62
Peer Group Total Shareholder Return Amount				47.53	64.56	67.78
Net Income (Loss)				$ 39,974,000	$ 127,611,000	$ (327,000)
Company Selected Measure Amount				173,391,000	92,989,000	62,857,000
PEO Name	Jason Whitaker	Jeffery Tolnar	Brandon Moss		Jason Whitaker	Jason Whitaker
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
(8)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our Named Executive Officers to company performance for the 2023 Fiscal Year. We define Adjusted EBITDA as net income plus (i) interest expense, net, (ii) income tax expense, (iii) depreciation expense, (iv) amortization of intangibles, (v) payable pursuant to the TRA adjustment, (vi) gain on termination of TRA, (vii) loss on debt repayment, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) COVID-19 expenses, (xi) non-recurring and other expenses, (xii), wire insulation shrinkback expenses, and (xiii) wire insulation shrinkback litigation expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name				Average Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Net Revenue CAGR
Jason Whitaker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,477,834	$ 4,712,152	$ 3,684,742
PEO Actually Paid Compensation Amount				301,159	8,885,983	2,916,141
Jeffery Tolnar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,217,300	0	0
PEO Actually Paid Compensation Amount				1,180,717	0	0
Brandon Moss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,560,030	0	0
PEO Actually Paid Compensation Amount				3,239,960	$ 0	$ 0
PEO | Jason Whitaker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,176,675)
PEO | Jason Whitaker [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jason Whitaker [Member] | Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jason Whitaker [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jason Whitaker [Member] | Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jason Whitaker [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (from Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(578,025)
PEO | Jason Whitaker [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,598,650)
PEO | Jason Whitaker [Member] | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jeffery Tolnar [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,036,583)
PEO | Jeffery Tolnar [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,026,912)
PEO | Jeffery Tolnar [Member] | Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				329,394
PEO | Jeffery Tolnar [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(413,504)
PEO | Jeffery Tolnar [Member] | Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				87,584
PEO | Jeffery Tolnar [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (from Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,144)
PEO | Jeffery Tolnar [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jeffery Tolnar [Member] | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,320,070)
PEO | Brandon Moss [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,400,045)
PEO | Brandon Moss [Member] | Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,079,975
PEO | Brandon Moss [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (from Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,425,634)
Non-PEO NEO | Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,585,019)
Non-PEO NEO | Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				508,426
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(487,551)
Non-PEO NEO | Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				135,172
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (from Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,338
Non-PEO NEO | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0